Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended			12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Market cycle minimum period in which objective should be met over						5 years
Noble Finance Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial losses and prior service costs (less than)					$ 0
Market cycle maximum period in which objective should be met over						7 years
Number of shares included in equity securities		0	0		0	0
Costs for maintaining contribution plans	$ 1,600	$ 29,800	$ 24,900	$ 28,100
Noble Finance Company [Member] | Restoration Plan
Defined Benefit Plan Disclosure [Line Items]
Liability under the restoration plan		2,800	7,800		$ 2,800	$ 7,800
Noble Finance Company [Member] | Noble Drilling Corporation Profit Sharing Plan
Defined Benefit Plan Disclosure [Line Items]
Number of years of service for the participants in the plan to become fully vested					3 years
Plan participants' contributions		2,400	$ 2,400
Noble Finance Company [Member] | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments			38.90%			38.90%
Noble Finance Company [Member] | Debt security
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments			59.90%			59.90%
Noble Finance Company [Member] | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments			1.20%			1.20%
Noble Finance Company [Member] | Non-US
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation		0	$ 0		$ 0	$ 0
Accumulated benefit obligation		0	0		$ 0	0
Employer contributions	0	$ 0				0	$ 0
Expected contribution to non-U.S. and U.S pension plans			$ 0			$ 0
Noble Finance Company [Member] | Non-US | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments		20.00%	0.20%		20.00%	0.20%
Noble Finance Company [Member] | Non-US | Debt security
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments		80.00%			80.00%
Noble Finance Company [Member] | US plans
Defined Benefit Plan Disclosure [Line Items]
Decrease in pension liability					$ 700	$ 1,700	2,100
Projected benefit obligation		$ 207,059	$ 266,090		207,059	266,090
Accumulated benefit obligation		207,059	266,090		207,059	266,090
Employer contributions	$ 2,285	5,240				2,002	$ 1,300
Expected contribution to non-U.S. and U.S pension plans			100			100
Noble Finance Company [Member] | US plans | Unfunded excess benefit plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation		1,500	9,700		1,500	9,700
Accumulated benefit obligation		$ 1,500	$ 9,700		$ 1,500	$ 9,700